Schedule of Investments (unaudited)	iShares® Core MSCI Europe ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
BHP Group PLC	849,698	$22,441,859
Glencore PLC	4,026,649	20,135,582
Rio Tinto PLC	448,672	27,975,356
		70,552,797
Austria — 0.6%
ams AG(a)	111,815	2,213,749
ANDRITZ AG	30,544	1,734,853
BAWAG Group AG(b)	31,622	1,988,873
CA Immobilien Anlagen AG	34,889	1,497,052
Erste Group Bank AG	118,828	5,096,023
IMMOFINANZ AG	47,732	1,143,292
Lenzing AG(a)	7,494	903,709
Oesterreichische Post AG	17,686	746,243
OMV AG	70,694	4,280,049
Raiffeisen Bank International AG	63,183	1,846,202
S&T AG(c)	24,803	596,021
Schoeller-Bleckmann Oilfield Equipment AG(a)	13,071	533,154
Telekom Austria AG	105,992	915,771
UNIQA Insurance Group AG	105,529	982,384
Verbund AG	28,462	2,966,943
voestalpine AG	47,255	1,794,795
Wienerberger AG	52,248	1,849,609
		31,088,722
Belgium — 1.5%
Ackermans & van Haaren NV	9,060	1,558,011
Aedifica SA	15,106	2,014,387
Ageas SA/NV	69,173	3,365,107
AGFA-Gevaert NV(a)	94,097	408,998
Anheuser-Busch InBev SA/NV	304,583	18,630,484
Barco NV	30,662	691,108
Befimmo SA	13,525	553,475
Bekaert SA	19,021	833,152
bpost SA(a)	45,665	391,227
Cofinimmo SA	10,555	1,702,879
D’ieteren Group	10,850	1,870,803
Econocom Group SA/NV	87,586	370,312
Elia Group SA/NV	13,949	1,627,339
Etablissements Franz Colruyt NV	21,290	1,045,294
Euronav NV	78,437	834,694
Fagron	33,937	587,683
Galapagos NV(a)	19,589	1,038,814
Gimv NV	7,719	498,805
Groupe Bruxelles Lambert SA(c)	45,332	5,259,926
Intervest Offices & Warehouses NV	20,769	605,676
KBC Ancora	19,265	1,004,411
KBC Group NV	100,045	9,316,488
Kinepolis Group NV(a)	7,360	463,612
Melexis NV	8,851	1,020,843
Montea NV	5,081	754,175
Ontex Group NV(a)	33,378	314,743
Proximus SADP	63,418	1,194,260
Sofina SA	5,881	2,602,373
Solvay SA	29,304	3,483,427
Telenet Group Holding NV	17,099	614,299
UCB SA	49,539	5,921,181
Umicore SA	78,757	4,515,649
Warehouses De Pauw CVA	57,552	2,620,717
		77,714,352
Security	Shares	Value

Denmark — 4.1%
ALK-Abello A/S(a)	3,681	$1,594,814
Ambu A/S, Class B	66,693	1,898,545
AP Moller - Maersk A/S, Class A	1,262	3,465,021
AP Moller - Maersk A/S, Class B, NVS	2,475	7,172,421
Bavarian Nordic A/S(a)	27,316	1,307,433
Carlsberg A/S, Class B	40,997	6,769,252
Chemometec A/S	8,841	1,340,621
Chr Hansen Holding A/S	40,379	3,212,750
Coloplast A/S, Class B	47,872	7,818,358
Danske Bank A/S	265,168	4,487,073
Demant A/S(a)	44,483	2,156,445
Dfds A/S(a)	17,369	898,815
DSV A/S	81,229	18,879,017
FLSmidth & Co. A/S	19,076	725,275
Genmab A/S(a)	26,336	11,831,486
GN Store Nord A/S	48,858	2,968,964
H Lundbeck A/S	27,936	778,001
ISS A/S(a)	63,460	1,266,322
Jyske Bank A/S, Registered(a)	23,914	1,166,693
Netcompany Group A/S(b)	18,140	2,065,648
NKT A/S(a)	19,628	946,170
Novo Nordisk A/S, Class B	682,187	74,805,119
Novozymes A/S, Class B	81,937	6,027,188
Orsted A/S(b)	75,846	10,712,676
Pandora A/S	41,065	5,746,453
Per Aarsleff Holding A/S	13,992	603,385
Ringkjoebing Landbobank A/S	12,922	1,640,602
Rockwool International A/S, Class B	3,600	1,646,336
Royal Unibrew A/S	21,320	2,648,484
Scandinavian Tobacco Group A/S, Class A(b)	43,098	968,449
Schouw & Co. A/S	7,446	724,233
SimCorp A/S	16,157	1,956,520
Spar Nord Bank A/S	54,418	701,049
Sydbank A/S	30,622	1,052,328
Topdanmark A/S	19,488	1,034,247
Tryg A/S	144,591	3,431,594
Vestas Wind Systems A/S	404,326	17,478,856
Zealand Pharma A/S(a)	18,764	602,112
		214,528,755
Finland — 2.1%
Cargotec OYJ, Class B	18,632	964,848
Caverion OYJ	64,484	509,498
Elisa OYJ	57,067	3,444,007
Fortum OYJ	186,493	5,546,314
Huhtamaki OYJ	38,684	1,686,740
Kemira OYJ	52,975	813,584
Kesko OYJ, Class B	109,930	3,577,615
Kojamo OYJ	55,239	1,237,605
Kone OYJ, Class B	132,930	9,065,700
Konecranes OYJ	31,127	1,294,716
Metsa Board OYJ	96,143	889,811
Metso Outotec OYJ	254,361	2,555,415
Neles OYJ	44,471	666,402
Neste OYJ	171,988	9,574,884
Nokia OYJ(a)	2,174,861	12,482,625
Nokian Renkaat OYJ	56,908	2,137,018
Nordea Bank Abp	1,304,412	15,974,896
Orion OYJ, Class B	45,418	1,966,763
Outokumpu OYJ(a)	147,863	921,023
QT Group OYJ(a)	8,284	1,340,293

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Revenio Group OYJ	14,492	$956,257
Sampo OYJ, Class A	196,272	10,434,078
Sanoma OYJ	40,490	630,295
Stora Enso OYJ, Class R	233,663	3,888,040
TietoEVRY OYJ	45,453	1,393,920
Tokmanni Group Corp.	31,974	727,500
UPM-Kymmene OYJ	213,797	7,545,094
Uponor OYJ	36,185	883,867
Valmet OYJ	57,601	2,338,370
Wartsila OYJ Abp	190,426	2,640,871
YIT OYJ	105,398	621,185
		108,709,234
France — 15.4%
ABC arbitrage	18,912	155,659
Accor SA(a)	74,603	2,669,774
Aeroports de Paris(a)	11,836	1,579,211
Air France-KLM(a)	136,249	641,721
Air Liquide SA	190,249	31,763,532
Airbus SE(a)	236,286	30,311,246
Albioma SA	12,591	495,318
ALD SA(b)	42,254	629,818
Alstom SA	125,167	4,460,675
Alten SA	13,272	2,138,654
Amundi SA(b)	23,873	2,127,016
APERAM SA	22,032	1,313,627
Arkema SA	24,599	3,364,995
Atos SE	40,200	2,097,341
AXA SA	778,512	22,649,237
BioMerieux	16,809	2,140,938
BNP Paribas SA	452,535	30,291,431
Bollore SA	396,494	2,304,502
Bouygues SA	86,758	3,515,027
Bureau Veritas SA	116,814	3,712,936
Capgemini SE	65,331	15,232,761
Carrefour SA	242,565	4,391,362
Casino Guichard Perrachon SA(a)	15,912	396,779
CGG SA(a)(c)	373,755	270,298
Cie. de Saint-Gobain	203,651	14,054,471
Cie. Generale des Etablissements Michelin SCA	68,180	10,719,084
Cie. Plastic Omnium SA	29,822	827,914
CNP Assurances	76,284	1,911,308
Coface SA(a)	66,760	954,521
Covivio	22,631	1,960,159
Credit Agricole SA	462,244	6,973,857
Danone SA	263,510	17,177,093
Dassault Aviation SA	11,358	1,186,955
Dassault Systemes SE	267,577	15,625,799
Edenred	97,480	5,274,760
Eiffage SA	32,296	3,324,071
Electricite de France SA	192,060	2,830,571
Elis SA(a)	88,257	1,675,788
Engie SA	725,965	10,326,959
EssilorLuxottica SA	114,141	23,615,465
Eurazeo SE	19,557	1,833,152
Eurofins Scientific SE	53,401	6,302,114
Eutelsat Communications SA	71,088	1,010,384
Faurecia SE	47,422	2,476,756
Fnac Darty SA	10,208	662,729
Gaztransport Et Technigaz SA	9,877	816,438
Gecina SA	19,008	2,659,954
Security	Shares	Value

France (continued)
Getlink SE	171,812	$2,644,379
Hermes International	12,698	20,163,342
ICADE	13,613	1,067,557
Imerys SA	18,367	796,124
Interparfums SA	12,880	1,042,055
Ipsen SA	16,187	1,675,255
IPSOS	26,625	1,247,847
JCDecaux SA(a)	32,856	857,223
Kering SA	30,153	22,630,867
Klepierre SA	86,016	2,047,720
Korian SA	33,902	1,129,381
La Francaise des Jeux SAEM(b)	41,041	2,131,071
Lagardere SA(a)	15,760	416,649
Legrand SA	107,101	11,683,651
L’Oreal SA	101,349	46,362,579
LVMH Moet Hennessy Louis Vuitton SE	111,984	87,809,061
McPhy Energy SA(a)(c)	11,918	323,381
Neoen SA(a)(b)	16,427	756,339
Nexans SA	12,884	1,292,698
Nexity SA	24,278	1,109,922
Orange SA	799,414	8,717,569
Orpea SA	20,370	2,127,727
Pernod Ricard SA	83,765	19,270,984
Publicis Groupe SA	93,610	6,284,359
Quadient SA	20,981	501,590
Remy Cointreau SA	9,721	1,963,735
Renault SA(a)	76,704	2,763,958
Rexel SA	102,936	2,045,976
Rubis SCA	37,472	1,200,951
Safran SA	136,097	18,317,257
Sanofi	455,890	45,791,464
Sartorius Stedim Biotech	11,529	6,354,449
Schneider Electric SE	216,267	37,288,339
SCOR SE	62,898	2,117,469
SEB SA	11,206	1,755,860
SES SA	163,952	1,472,487
Societe BIC SA	11,543	670,521
Societe Generale SA	324,537	10,840,809
Sodexo SA(a)	34,321	3,339,065
SOITEC(a)	10,365	2,759,692
Solutions 30 SE(a)(c)	42,240	381,602
Sopra Steria Group SACA	7,383	1,451,628
SPIE SA	54,861	1,334,058
Suez SA	143,750	3,271,154
Teleperformance	24,225	10,119,065
Thales SA	42,710	3,941,214
TotalEnergies SE	1,001,271	50,138,594
Trigano SA	4,884	916,791
Ubisoft Entertainment SA(a)	38,111	1,995,636
Unibail-Rodamco-Westfield(a)	50,742	3,623,217
Valeo	92,912	2,729,946
Valneva SE(a)(c)	45,031	995,216
Veolia Environnement SA	259,696	8,481,404
Verallia SA(b)	22,234	823,160
Vicat SA	17,294	738,086
Vinci SA	213,840	22,861,676
Virbac SA	2,108	1,068,445
Vivendi SE	291,402	3,754,004
Wendel SE	11,463	1,526,981

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Worldline SA(a)(b)	97,042	$5,659,116
		811,436,515
Germany — 12.1%
Aareal Bank AG	26,557	848,905
adidas AG	76,422	25,013,013
ADLER Group SA(b)	37,246	505,051
AIXTRON SE	52,217	1,240,140
Allianz SE, Registered	165,855	38,513,247
alstria office REIT-AG	90,311	1,688,078
Amadeus Fire AG	3,436	793,609
Aroundtown SA	388,439	2,699,461
AURELIUS Equity Opportunities SE & Co. KGaA	15,933	461,234
Aurubis AG	16,024	1,380,786
BASF SE	366,575	26,383,737
Bayer AG, Registered	395,966	22,315,714
Bayerische Motoren Werke AG	132,474	13,384,643
Bechtle AG	37,770	2,833,269
Beiersdorf AG	40,197	4,274,283
Bilfinger SE	17,499	615,001
Brenntag SE	64,129	6,101,121
CANCOM SE	19,204	1,327,667
Carl Zeiss Meditec AG, Bearer	17,450	3,514,259
Commerzbank AG(a)	421,292	3,076,644
CompuGroup Medical SE & Co. KgaA	12,965	1,083,599
Continental AG(a)	44,762	5,262,731
Covestro AG(b)	77,621	4,970,741
CropEnergies AG	15,478	222,177
CTS Eventim AG & Co. KGaA(a)	27,084	1,969,834
Daimler AG, Registered	344,452	34,191,138
Delivery Hero SE(a)(b)	67,512	8,420,435
Dermapharm Holding SE	11,242	1,130,750
Deutsche Bank AG, Registered(a)	827,178	10,625,356
Deutsche Boerse AG	76,314	12,668,663
Deutsche EuroShop AG	26,040	530,022
Deutsche Lufthansa AG, Registered(a)(c)	259,220	1,713,577
Deutsche Pfandbriefbank AG(b)	64,622	801,820
Deutsche Post AG, Registered	399,199	24,713,203
Deutsche Telekom AG, Registered	1,341,330	24,944,916
Deutsche Wohnen SE	7,799	399,494
Draegerwerk AG & Co. KGaA	6,558	488,938
Duerr AG	26,545	1,203,098
E.ON SE	900,709	11,420,810
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,758	1,461,135
Encavis AG	53,329	1,117,558
Evonik Industries AG	82,011	2,657,222
Evotec SE(a)	59,683	2,893,128
flatexDEGIRO AG(a)	19,733	448,247
Fraport AG Frankfurt Airport Services Worldwide(a)	16,393	1,173,271
Freenet AG	57,471	1,480,179
Fresenius Medical Care AG & Co. KGaA	80,265	5,331,929
Fresenius SE & Co. KGaA	167,578	7,617,048
GEA Group AG	63,295	3,117,353
Gerresheimer AG	13,653	1,252,699
Grand City Properties SA	44,547	1,141,011
GRENKE AG	13,069	509,587
Hannover Rueck SE	23,008	4,200,890
HeidelbergCement AG	58,814	4,428,983
HelloFresh SE(a)	68,341	5,538,277
Henkel AG & Co. KGaA	43,058	3,595,872
HOCHTIEF AG	9,113	703,070
Security	Shares	Value

Germany (continued)
Hornbach Holding AG & Co. KGaA	5,887	$744,455
Hugo Boss AG	27,400	1,715,712
Hypoport SE(a)	1,654	1,018,257
Indus Holding AG	15,158	596,409
Infineon Technologies AG	528,132	24,733,126
Jenoptik AG	25,811	987,993
K+S AG, Registered(a)	87,647	1,510,357
KION Group AG	28,912	3,158,022
Knorr-Bremse AG	28,038	2,959,186
Krones AG	7,460	768,788
LANXESS AG	34,594	2,331,025
LEG Immobilien SE	28,775	4,280,081
Merck KGaA	52,794	12,476,529
METRO AG	50,252	635,242
MorphoSys AG(a)	16,633	782,853
MTU Aero Engines AG	21,802	4,856,122
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	55,503	16,433,679
Nemetschek SE	25,732	2,954,460
Nordex SE(a)	51,879	953,396
Norma Group SE	16,332	701,640
PATRIZIA AG	23,912	660,650
Pfeiffer Vacuum Technology AG	2,494	622,742
ProSiebenSat.1 Media SE	72,428	1,213,222
Puma SE	44,660	5,540,065
Rational AG	2,009	1,994,026
Rheinmetall AG	18,193	1,765,210
RWE AG	256,903	9,888,621
Salzgitter AG(a)	19,235	705,732
SAP SE	419,068	60,685,692
Scout24 SE(b)	36,056	2,511,157
Siemens AG, Registered	307,205	49,945,967
Siemens Healthineers AG(b)	113,355	7,538,778
Siltronic AG	8,085	1,261,342
Sirius Real Estate Ltd.	401,809	742,223
Sixt SE(a)	7,815	1,347,402
Software AG	25,643	1,054,657
Stabilus SA	13,656	1,026,112
Stratec SE	4,266	681,318
Stroeer SE & Co. KGaA	14,764	1,252,120
Suedzucker AG	32,879	521,597
Symrise AG	50,839	7,032,157
TAG Immobilien AG	58,464	1,776,199
TeamViewer AG(a)(b)	67,134	1,001,993
Telefonica Deutschland Holding AG	442,270	1,152,298
thyssenkrupp AG(a)	167,250	1,741,018
TUI AG(a)(c)	488,407	1,635,569
Uniper SE	46,743	2,066,350
United Internet AG, Registered	41,798	1,542,362
Varta AG(c)	8,163	1,257,978
Vitesco Technologies Group AG(a)	15,157	869,066
Volkswagen AG	12,906	4,195,713
Vonovia SE	219,380	13,308,204
Vossloh AG	8,833	473,308
Wacker Chemie AG	7,323	1,323,316
Zalando SE(a)(b)	89,517	8,457,616
zooplus AG(a)	2,899	1,603,235
		637,390,970
Ireland — 1.1%
AIB Group PLC(a)	385,729	1,043,967

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Bank of Ireland Group PLC(a)	423,287	$2,521,600
C&C Group PLC(a)	223,790	793,847
Cairn Homes PLC(a)	536,820	696,916
CRH PLC	314,233	15,037,250
Dalata Hotel Group PLC(a)	103,864	444,247
Flutter Entertainment PLC, Class DI(a)	66,953	12,674,641
Glanbia PLC	94,464	1,542,700
Grafton Group PLC	106,605	1,958,067
Greencore Group PLC(a)	306,453	541,860
Hibernia REIT PLC	441,115	642,510
Kerry Group PLC, Class A	64,318	8,632,221
Kingspan Group PLC	63,148	7,269,911
Smurfit Kappa Group PLC	101,144	5,301,624
		59,101,361
Italy — 3.5%
A2A SpA	751,325	1,581,049
ACEA SpA	26,072	565,412
Amplifon SpA	56,215	2,860,683
Anima Holding SpA(b)	154,401	820,401
Ascopiave SpA	95,729	389,945
Assicurazioni Generali SpA	443,486	9,656,993
Atlantia SpA(a)	200,059	3,866,816
Autogrill SpA(a)	95,664	751,011
Azimut Holding SpA	50,780	1,462,378
Banca Generali SpA(a)	28,774	1,353,664
Banca Mediolanum SpA	89,130	898,173
Banca Popolare di Sondrio SCPA	239,949	1,042,702
Banco BPM SpA	619,018	1,925,017
BPER Banca	444,491	974,576
Brembo SpA	77,240	1,014,519
Brunello Cucinelli SpA(a)	18,055	1,095,400
Buzzi Unicem SpA	42,775	997,659
Cerved Group SpA(a)	75,751	909,384
CNH Industrial NV	411,239	7,083,822
Credito Emiliano SpA	76,652	581,559
De’ Longhi SpA	30,694	1,200,747
DiaSorin SpA	9,511	2,150,094
Enav SpA(a)(b)	101,445	445,164
Enel SpA	3,247,215	27,184,977
Eni SpA	1,025,046	14,691,410
ERG SpA	32,942	1,189,994
Ferrari NV	50,469	11,975,631
FinecoBank Banca Fineco SpA(a)	249,072	4,756,725
Gruppo MutuiOnline SpA	15,345	749,342
GVS SpA(b)	34,695	515,566
Hera SpA	371,404	1,519,503
Immobiliare Grande Distribuzione SIIQ SpA(a)	73,263	321,242
Infrastrutture Wireless Italiane SpA(b)	146,016	1,613,200
Interpump Group SpA	32,478	2,392,396
Intesa Sanpaolo SpA	6,621,269	18,818,812
Iren SpA	315,168	979,443
Italgas SpA	252,500	1,604,254
Juventus Football Club SpA(a)(c)	530,868	429,254
Leonardo SpA(a)	161,376	1,184,108
Mediobanca Banca di Credito Finanziario SpA(a)	253,555	3,025,602
Moncler SpA	79,237	5,702,242
Nexi SpA(a)(b)	186,563	3,243,799
Pirelli & C SpA(b)	166,128	1,021,744
Poste Italiane SpA(b)	213,215	3,045,100
Prysmian SpA	103,413	3,909,948
Security	Shares	Value

Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	43,750	$2,741,241
Reply SpA	10,468	2,031,873
Saipem SpA(a)(c)	294,049	644,254
Salvatore Ferragamo SpA(a)	29,785	633,769
Snam SpA	816,976	4,627,180
Societa Cattolica Di Assicurazione SPA(a)	51,197	389,429
Tamburi Investment Partners SpA	57,235	646,103
Technogym SpA(b)	64,938	682,542
Telecom Italia SpA/Milano	4,003,777	1,428,346
Tenaris SA	203,693	2,268,383
Terna - Rete Elettrica Nazionale	557,772	4,155,844
Tod’s SpA(a)(c)	6,196	341,760
UniCredit SpA	858,095	11,343,535
Unipol Gruppo SpA	216,337	1,242,507
		186,678,226
Netherlands — 9.5%
Aalberts NV	43,489	2,407,056
ABN AMRO Bank NV, CVA(b)	161,563	2,376,222
Adyen NV(a)(b)	8,126	24,518,654
Aegon NV	721,567	3,659,996
AerCap Holdings NV(a)	54,023	3,189,518
Akzo Nobel NV	75,469	8,672,669
Alfen Beheer BV(a)(b)	10,415	1,173,230
Arcadis NV	34,307	1,672,146
ArcelorMittal SA	286,892	9,702,726
Argenx SE(a)	19,265	5,799,901
ASM International NV	20,359	9,214,170
ASML Holding NV	169,338	137,654,793
ASR Nederland NV	57,054	2,666,944
Basic-Fit NV(a)(b)	26,908	1,306,540
BE Semiconductor Industries NV	30,449	2,781,995
Boskalis Westminster	35,370	1,054,883
Corbion NV	27,100	1,286,774
Davide Campari-Milano NV	210,379	2,988,255
Euronext NV(b)	31,181	3,508,000
EXOR NV	43,384	4,092,452
Flow Traders(b)	14,662	497,631
Heineken Holding NV	46,376	4,297,897
Heineken NV	104,765	11,596,337
IMCD NV	22,942	5,094,148
ING Groep NV	1,568,154	23,787,174
InPost SA(a)	80,416	1,148,162
Intertrust NV(a)(b)	48,271	729,881
JDE Peet’s NV	36,283	1,056,519
Just Eat Takeaway.com NV(a)(b)	41,885	3,008,820
Just Eat Takeaway.com NV(a)(b)(c)	30,047	2,153,696
Koninklijke Ahold Delhaize NV	420,466	13,678,791
Koninklijke DSM NV	69,089	15,094,439
Koninklijke KPN NV	1,375,540	4,110,022
Koninklijke Philips NV	365,983	17,265,310
Koninklijke Vopak NV	28,926	1,151,194
NN Group NV	116,017	6,201,893
NSI NV	15,939	639,364
OCI NV(a)	43,711	1,239,142
Pharming Group NV(a)(c)	411,965	346,214
PostNL NV	278,219	1,207,504
Prosus NV	377,433	33,245,423
QIAGEN NV(a)	91,345	5,025,257
Randstad NV	48,131	3,458,087
Rhi Magnesita NV	17,827	819,256

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Royal Dutch Shell PLC, Class A	1,639,356	$37,555,802
Royal Dutch Shell PLC, Class B	1,504,686	34,530,620
SBM Offshore NV	65,153	1,028,653
Shop Apotheke Europe NV(a)(b)(c)	6,714	1,018,181
Signify NV(b)	53,440	2,589,509
Stellantis NV	824,255	16,455,796
Technip Energies NV(a)	69,539	1,070,232
TKH Group NV	20,337	1,158,539
TomTom NV(a)	41,570	357,238
Universal Music Group NV	291,402	8,460,256
Wereldhave NV	29,091	451,580
Wolters Kluwer NV	107,455	11,252,518
		502,508,009
Norway — 1.5%
Adevinta ASA(a)	126,399	2,087,889
Aker ASA, Class A	16,114	1,485,236
Atea ASA	59,209	1,106,378
Austevoll Seafood ASA	70,044	948,297
Bakkafrost P/F	21,938	2,029,351
Bank Norwegian ASA	64,218	795,133
Borregaard ASA	54,905	1,333,283
BW Offshore Ltd.	81,147	264,261
DNB Bank ASA	378,390	9,004,424
Entra ASA(b)	54,909	1,370,141
Equinor ASA	403,554	10,225,384
Frontline Ltd./Bermuda(c)	34,325	305,099
Gjensidige Forsikring ASA	81,964	2,040,792
Hexagon Composites ASA(a)	75,798	305,311
Kahoot! ASA(a)	127,899	766,784
Kongsberg Gruppen ASA	54,622	1,792,533
Leroy Seafood Group ASA	144,293	1,311,868
Mowi ASA	180,100	5,222,390
NEL ASA(a)	648,850	1,373,788
Nordic Semiconductor ASA(a)	79,845	2,372,211
Norsk Hydro ASA	568,370	4,174,942
Orkla ASA	303,226	2,949,300
Salmar ASA	25,252	1,926,487
Scatec ASA	56,528	1,115,013
Schibsted ASA, Class A	32,124	1,659,691
Schibsted ASA, Class B	43,392	1,959,032
SpareBank 1 SMN	66,297	1,104,266
SpareBank 1 SR-Bank ASA	116,771	1,790,882
Storebrand ASA	197,702	2,120,380
Subsea 7 SA	105,675	948,592
Telenor ASA	286,464	4,526,276
TGS ASA	66,738	615,500
Tomra Systems ASA	50,835	3,285,502
Veidekke ASA	60,907	876,702
Yara International ASA	68,858	3,598,716
		78,791,834
Portugal — 0.4%
Banco Comercial Portugues SA, Class R(a)	4,448,633	802,603
EDP - Energias de Portugal SA	1,117,221	6,304,076
EDP Renovaveis SA	115,656	3,222,130
Galp Energia SGPS SA	214,410	2,227,279
Jeronimo Martins SGPS SA	106,648	2,416,387
Navigator Co. SA (The)	208,673	815,611
NOS SGPS SA	140,542	548,162
REN - Redes Energeticas Nacionais SGPS SA	407,522	1,241,336
Security	Shares	Value

Portugal (continued)
Sonae SGPS SA	937,889	$1,032,413
		18,609,997
Spain — 3.7%
Acciona SA	10,588	2,033,351
Acerinox SA	72,517	1,009,605
ACS Actividades de Construccion y Servicios SA	95,816	2,511,300
Aena SME SA(a)(b)	30,198	4,959,614
Amadeus IT Group SA(a)	181,873	12,166,916
Applus Services SA	70,296	636,283
Banco Bilbao Vizcaya Argentaria SA	2,685,256	18,791,760
Banco de Sabadell SA(a)	2,330,917	1,875,914
Banco Santander SA	6,948,350	26,355,668
Bankinter SA	274,277	1,510,172
Befesa SA(b)	19,102	1,421,182
CaixaBank SA	1,808,074	5,197,606
Cellnex Telecom SA(b)	212,522	13,070,035
Cia. de Distribucion Integral Logista Holdings SA	28,978	617,599
Cie. Automotive SA	38,939	1,059,913
Corp Financiera Alba SA	12,336	702,997
Ebro Foods SA	33,336	661,285
Enagas SA	76,645	1,719,873
Endesa SA	111,030	2,560,653
Faes Farma SA	188,608	769,213
Ferrovial SA	190,968	6,028,487
Fluidra SA	42,557	1,625,379
Global Dominion Access SA(b)	88,033	472,286
Grifols SA	119,883	2,743,285
Grupo Catalana Occidente SA	24,564	873,176
Iberdrola SA	2,377,335	28,072,852
Indra Sistemas SA(a)	77,343	935,412
Industria de Diseno Textil SA	437,480	15,847,377
Inmobiliaria Colonial Socimi SA	133,453	1,297,425
Lar Espana Real Estate Socimi SA	58,710	356,990
Linea Directa Aseguradora SA Cia de Seguros
y Reaseguros	289,139	580,485
Mapfre SA	431,832	914,315
Merlin Properties Socimi SA	154,673	1,675,059
Miquel y Costas & Miquel SA	26,969	373,490
Naturgy Energy Group SA	116,345	3,057,067
Neinor Homes SA(b)	38,404	494,560
Pharma Mar SA(c)	6,877	533,750
Prosegur Cia. de Seguridad SA	132,345	375,556
Red Electrica Corp. SA	130,938	2,726,357
Repsol SA	623,241	7,982,802
Sacyr SA	240,899	686,669
Siemens Gamesa Renewable Energy SA(a)	100,051	2,714,943
Solaria Energia y Medio Ambiente SA(a)	40,600	812,495
Tecnicas Reunidas SA(a)(c)	18,972	171,573
Telefonica SA	2,087,689	9,068,207
Unicaja Banco SA(b)	531,925	569,142
Viscofan SA	17,259	1,180,125
Zardoya Otis SA	73,587	591,695
		192,391,898
Sweden — 6.6%
AAK AB	75,750	1,656,820
AddTech AB, Class B	110,075	2,462,618
AFRY AB	47,170	1,403,639
Alfa Laval AB	127,491	5,468,702
Arjo AB, Class B	108,171	1,475,156

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Assa Abloy AB, Class B	396,724	$11,640,935
Atlas Copco AB, Class A	270,977	17,450,562
Atlas Copco AB, Class B	156,700	8,492,170
Avanza Bank Holding AB	55,645	2,212,204
Axfood AB	53,202	1,304,415
Beijer Ref AB	106,245	2,180,247
Betsson AB, Class B	57,093	398,510
BHG Group AB(a)	52,339	603,513
BICO Group AB, Class B(a)	13,689	686,407
Bilia AB, Class A	39,143	696,020
BillerudKorsnas AB	90,777	1,901,412
Biotage AB	44,527	1,439,298
Boliden AB	112,567	3,968,460
Bonava AB, Class B	46,263	457,042
Bravida Holding AB(b)	107,714	1,620,163
Bure Equity AB	25,839	1,199,377
Castellum AB	97,108	2,588,280
Catena AB.	15,476	942,472
Corem Property Group AB, Class B	327,164	1,085,721
Dometic Group AB(b)	127,520	1,859,937
Electrolux AB, Class B	92,637	2,102,346
Electrolux Professional AB, Class B(a)	123,430	953,624
Elekta AB, Class B	150,732	1,755,189
Embracer Group AB(a)	217,946	2,032,705
Epiroc AB, Class A	272,598	6,782,639
Epiroc AB, Class B	156,613	3,327,062
EQT AB	120,934	6,387,717
Essity AB, Class B	244,528	7,920,673
Evolution AB(b)	69,596	11,298,340
Fabege AB	108,834	1,842,181
Fastighets AB Balder, Class B(a)	42,143	3,055,703
Fingerprint Cards AB, Class B(a)(c)	153,599	367,901
Fortnox AB	25,031	1,772,106
Getinge AB, Class B	97,309	4,354,757
Granges AB	59,692	651,055
H & M Hennes & Mauritz AB, Class B	299,344	5,631,507
Hansa Biopharma AB(a)(c)	22,528	256,028
Hexagon AB, Class B	790,507	12,722,179
Hexpol AB	116,529	1,363,699
Holmen AB, Class B	42,797	1,900,020
Hufvudstaden AB, Class A	54,569	873,172
Husqvarna AB, Class B	175,209	2,496,888
ICA Gruppen AB	40,120	2,074,206
Industrivarden AB, Class A	54,454	1,796,340
Industrivarden AB, Class C	66,569	2,165,395
Indutrade AB	109,759	3,199,633
Instalco AB	23,560	1,252,423
Intrum AB	30,286	859,652
Investment AB Latour, Class B	62,554	2,272,174
Investor AB, Class B	729,762	16,838,472
JM AB	30,723	1,244,790
Kambi Group PLC(a)	13,555	369,172
Kindred Group PLC	105,212	1,478,467
Kinnevik AB, Class B(a)	96,926	3,804,424
Kungsleden AB	99,323	1,364,708
L E Lundbergforetagen AB, Class B	31,218	1,799,818
Lifco AB, Class B	95,774	2,792,606
Lindab International AB	42,303	1,385,964
Loomis AB	33,842	913,829
Lundin Energy AB	87,355	3,449,948
Security	Shares	Value

Sweden (continued)
Millicom International Cellular SA, SDR(a)	44,111	$1,544,564
MIPS AB	13,093	1,580,978
Modern Times Group MTG AB, Class B(a)	46,170	529,424
Munters Group AB(b)	81,442	601,237
Mycronic AB	36,066	836,946
NCC AB, Class B	43,859	759,917
Nibe Industrier AB, Class B	572,813	8,519,831
Nobia AB	77,818	479,625
Nolato AB, Class B	108,895	1,437,901
Nordic Entertainment Group AB, Class B(a)	32,474	1,883,098
Nordnet AB publ	44,036	844,079
Nyfosa AB	104,833	1,768,782
Pandox AB(a)	45,747	806,485
Paradox Interactive AB	19,877	291,628
Peab AB, Class B	90,836	1,141,775
PowerCell Sweden AB(a)	24,595	549,688
Ratos AB, Class B	133,278	767,309
Saab AB, Class B	35,949	1,002,194
Sagax AB, Class B	65,843	2,577,057
Samhallsbyggnadsbolaget i Norden AB	385,522	2,585,709
Sandvik AB	451,000	11,436,777
SAS AB(a)	1,836,816	319,646
Scandic Hotels Group AB(a)(b)(c)	87,605	423,744
Securitas AB, Class B	124,528	2,063,015
Sinch AB(a)(b)	213,388	4,061,792
Skandinaviska Enskilda Banken AB, Class A	651,556	10,188,920
Skanska AB, Class B	137,422	3,494,076
SKF AB, Class B	150,217	3,488,818
SSAB AB, Class A(a)	111,278	634,099
SSAB AB, Class B(a)	231,632	1,157,733
Stillfront Group AB(a)	144,114	643,552
Storytel AB(a)	23,465	462,660
Svenska Cellulosa AB SCA, Class B	248,920	3,889,390
Svenska Handelsbanken AB, Class A	586,107	6,718,155
Sweco AB, Class B	84,913	1,352,097
Swedbank AB, Class A	358,120	7,767,156
Swedish Match AB	655,778	5,782,124
Swedish Orphan Biovitrum AB(a)	89,969	2,444,936
Tele2 AB, Class B	200,671	2,836,155
Telefonaktiebolaget LM Ericsson, Class B	1,180,536	12,886,029
Telia Co. AB	1,035,155	4,077,315
Thule Group AB(b)	51,054	2,949,927
Trelleborg AB, Class B	104,666	2,395,557
Troax Group AB	23,951	981,690
Vitrolife AB	29,913	1,946,826
Volvo AB, Class A	80,206	1,896,160
Volvo AB, Class B	573,572	13,375,212
Wallenstam AB, Class B	81,175	1,424,727
Wihlborgs Fastigheter AB	67,623	1,603,223
		347,313,330
Switzerland — 14.7%
ABB Ltd., Registered	694,966	22,991,715
Adecco Group AG, Registered	63,124	3,180,189
Alcon Inc.	201,385	16,698,546
Allreal Holding AG, Registered	7,463	1,578,022
ALSO Holding AG, Registered	3,624	1,075,475
Arbonia AG	50,259	1,092,721
Aryzta AG(a)	517,428	676,597
Bachem Holding AG, Class B, Registered	2,605	2,096,917
Baloise Holding AG, Registered	18,586	2,961,866

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Banque Cantonale Vaudoise, Registered	12,684	$1,021,219
Barry Callebaut AG, Registered	1,369	3,170,403
Belimo Holding AG, Registered	3,920	2,277,676
BKW AG	10,573	1,400,786
Bossard Holding AG, Class A, Registered	3,151	1,157,303
Bucher Industries AG, Registered	3,489	1,760,870
Burckhardt Compression Holding AG	2,344	985,627
Bystronic AG, Registered	634	871,740
Cembra Money Bank AG	14,652	978,086
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	416	4,902,403
Chocoladefabriken Lindt & Spruengli AG, Registered	44	5,281,346
Cie. Financiere Richemont SA, Class A, Registered	210,086	25,998,221
Clariant AG, Registered	82,796	1,743,065
Coca-Cola HBC AG, Class DI	79,874	2,768,448
Comet Holding AG, Registered	3,989	1,484,272
Credit Suisse Group AG, Registered	1,018,857	10,597,851
Daetwyler Holding AG, Bearer	4,242	1,650,294
DKSH Holding AG	16,819	1,348,122
dormakaba Holding AG	1,474	1,092,534
Dufry AG, Registered(a)	34,328	1,817,539
Emmi AG, Registered	1,079	1,124,842
EMS-Chemie Holding AG, Registered	2,820	2,797,227
Flughafen Zurich AG, Registered(a)	9,264	1,672,959
Forbo Holding AG, Registered	524	1,019,438
Galenica AG(b)	25,622	1,876,732
Geberit AG, Registered	14,855	11,601,050
Georg Fischer AG, Registered	1,735	2,625,145
Givaudan SA, Registered	3,711	17,485,994
Helvetia Holding AG, Registered	15,151	1,802,830
Holcim Ltd.	210,164	10,483,518
Huber + Suhner AG, Registered	11,329	1,007,187
Idorsia Ltd.(a)(c)	57,697	1,187,869
Implenia AG, Registered(a)	7,557	154,177
Inficon Holding AG, Registered	923	1,184,307
Interroll Holding AG, Registered	276	1,339,013
Julius Baer Group Ltd.	90,013	6,510,828
Kardex Holding AG, Registered	3,725	1,148,945
Kuehne + Nagel International AG, Registered	21,746	6,848,912
Landis+Gyr Group AG.	10,324	709,750
Logitech International SA, Registered	70,830	5,925,138
Lonza Group AG, Registered	29,988	24,644,151
Medmix AG(a)(b)	10,382	496,365
Mobimo Holding AG, Registered	3,403	1,146,598
Nestle SA, Registered	1,159,450	152,939,774
Novartis AG, Registered	890,264	73,636,142
OC Oerlikon Corp. AG, Registered	103,593	1,054,753
Partners Group Holding AG	9,107	15,909,512
PSP Swiss Property AG, Registered	17,473	2,184,230
Relief Therapeutics Holding AG(a)(c)	1,003,153	86,554
Roche Holding AG, Bearer	13,002	5,592,459
Roche Holding AG, NVS	282,779	109,546,877
Schindler Holding AG, Participation Certificates, NVS	16,595	4,321,131
Schindler Holding AG, Registered	7,416	1,903,885
Schweiter Technologies AG, Bearer	496	711,822
SFS Group AG.	8,406	1,132,242
SGS SA, Registered	2,443	7,232,548
Siegfried Holding AG, Registered	2,053	1,974,662
Siemens Energy AG(a)	163,477	4,691,885
SIG Combibloc Group AG	136,551	3,571,176
Security	Shares	Value

Switzerland (continued)
Sika AG, Registered	57,068	$19,333,475
Softwareone Holding AG	47,975	1,111,672
Sonova Holding AG, Registered	22,562	9,349,051
St. Galler Kantonalbank AG, Class A, Registered	1,370	631,433
Stadler Rail AG(c)	21,669	951,391
STMicroelectronics NV	272,047	12,916,462
Straumann Holding AG, Registered	4,232	8,809,742
Sulzer AG, Registered	10,382	1,020,602
Swatch Group AG (The), Bearer	11,554	3,180,175
Swatch Group AG (The), Registered	21,876	1,163,786
Swiss Life Holding AG, Registered	12,454	6,831,844
Swiss Prime Site AG, Registered	30,889	3,140,370
Swiss Re AG	121,214	11,742,667
Swisscom AG, Registered	10,225	5,567,761
Swissquote Group Holding SA, Registered	5,385	1,092,343
Tecan Group AG, Registered	5,382	3,297,563
Temenos AG, Registered	27,656	4,234,037
UBS Group AG, Registered	1,472,208	26,798,128
Valiant Holding AG, Registered	9,699	960,027
VAT Group AG(b)	11,740	5,612,080
Vifor Pharma AG	20,112	2,596,977
Vontobel Holding AG, Registered	14,547	1,347,184
VZ Holding AG	6,829	694,386
Zur Rose Group AG(a)	4,266	1,514,253
Zurich Insurance Group AG	60,432	26,784,704
		776,624,593
United Kingdom — 20.5%
3i Group PLC	388,984	7,264,284
888 Holdings PLC	173,040	906,524
Abcam PLC(a)	92,051	2,083,651
Abrdn PLC	840,344	2,921,117
Admiral Group PLC	77,864	3,058,666
AJ Bell PLC	128,321	720,017
Anglo American PLC	523,159	19,902,550
Antofagasta PLC	157,766	3,077,263
AO World PLC(a)	154,156	308,650
Ascential PLC(a)	209,961	1,159,380
Ashmore Group PLC	171,667	793,160
Ashtead Group PLC	182,409	15,287,722
ASOS PLC(a)	28,878	980,431
Associated British Foods PLC	140,489	3,435,779
Assura PLC	1,190,585	1,187,815
Aston Martin Lagonda Global Holdings PLC(a)(b)	34,291	800,425
AstraZeneca PLC	621,429	77,741,578
Auto Trader Group PLC(b)	394,333	3,269,193
Avast PLC(b)	279,730	2,142,287
AVEVA Group PLC	55,028	2,679,638
Aviva PLC	1,570,298	8,473,196
Avon Protection PLC	14,405	383,437
B&M European Value Retail SA	373,630	3,237,026
Babcock International Group PLC(a)	114,445	499,803
BAE Systems PLC	1,279,414	9,646,988
Balfour Beatty PLC	300,019	1,043,049
Barclays PLC	6,939,005	19,147,998
Barratt Developments PLC	416,469	3,780,736
Beazley PLC(a)	260,863	1,392,317
Bellway PLC	51,884	2,354,177
Berkeley Group Holdings (The)	46,101	2,749,860
Big Yellow Group PLC	74,492	1,507,783
Blue Prism Group PLC(a)	47,311	730,999

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Bodycote PLC	84,076	$920,917
boohoo Group PLC(a)	422,978	1,052,056
BP PLC	8,156,218	39,075,629
Breedon Group PLC	666,119	893,385
Brewin Dolphin Holdings PLC	161,532	832,309
British American Tobacco PLC	871,260	30,306,271
British Land Co. PLC (The)	360,639	2,435,025
Britvic PLC	120,532	1,464,793
BT Group PLC(a)	3,671,443	6,975,114
Bunzl PLC	131,493	4,859,992
Burberry Group PLC	167,282	4,421,107
Burford Capital Ltd.	81,370	834,635
Bytes Technology Group PLC(a)	102,947	752,343
Cairn Energy PLC	295,855	738,635
Capita PLC(a)	703,528	456,632
Capital & Counties Properties PLC	357,979	807,395
Carnival PLC(a)	71,174	1,436,694
Centamin PLC	537,183	686,316
Centrica PLC(a)	2,364,780	1,952,094
Ceres Power Holdings PLC(a)	67,454	1,149,684
Cineworld Group PLC(a)(c)	472,544	395,720
Clinigen Group PLC	60,272	505,635
Close Brothers Group PLC	61,533	1,212,639
CMC Markets PLC(b)	73,067	251,042
Coats Group PLC	775,731	683,688
Coca-Cola Europacific Partners PLC	83,329	4,387,272
Compass Group PLC(a)	713,306	15,136,809
Computacenter PLC	38,846	1,428,165
ConvaTec Group PLC(b)	658,561	1,926,924
Countryside Properties PLC(a)(b)	213,225	1,372,559
Cranswick PLC	24,816	1,175,084
Crest Nicholson Holdings PLC	117,387	571,914
Croda International PLC	58,455	7,565,862
Currys PLC	555,931	924,376
CVS Group PLC(a)	41,414	1,411,411
DCC PLC	39,971	3,335,195
Dechra Pharmaceuticals PLC	48,675	3,410,647
Derwent London PLC	42,475	1,964,714
Diageo PLC	936,256	46,580,317
Diploma PLC	58,515	2,404,798
Direct Line Insurance Group PLC	546,478	2,184,220
Diversified Energy Co. PLC	457,137	722,144
Domino’s Pizza Group PLC	193,963	1,027,513
Dr. Martens PLC(a)	181,892	918,048
Draper Esprit PLC(a)	62,032	818,571
Drax Group PLC	204,590	1,487,947
DS Smith PLC	555,024	2,911,475
Dunelm Group PLC	56,121	982,329
easyJet PLC(a)	133,994	1,142,180
Electrocomponents PLC	194,184	2,987,635
Elementis PLC(a)	292,142	557,737
Energean PLC(a)	62,034	761,948
Entain PLC(a)	245,422	6,877,003
Essentra PLC	177,419	706,624
Eurasia Mining PLC(a)	1,020,696	336,159
Euromoney Institutional Investor PLC	56,635	810,065
Evraz PLC	228,348	1,939,587
Experian PLC	366,458	16,802,538
Ferguson PLC	90,340	13,592,866
Ferrexpo PLC	133,961	571,463
Security	Shares	Value

United Kingdom (continued)
Fevertree Drinks PLC	46,771	$1,452,353
Firstgroup PLC(a)	569,009	784,947
Forterra PLC(b)	119,592	423,899
Frasers Group PLC(a)	117,808	1,038,429
Future PLC	51,582	2,488,482
Games Workshop Group PLC	13,894	1,833,962
Gamma Communications PLC	39,388	973,778
GB Group PLC	105,594	1,281,088
Genuit Group PLC	120,604	1,094,315
Genus PLC	27,627	2,095,004
GlaxoSmithKline PLC	2,019,983	41,936,522
Grainger PLC	328,753	1,382,683
Great Portland Estates PLC	105,870	1,058,643
Greatland Gold PLC(a)	2,054,016	489,076
Greggs PLC	46,849	1,958,144
Halfords Group PLC	111,035	404,814
Halma PLC	151,967	6,162,762
Hammerson PLC(c)	1,378,944	605,462
Hargreaves Lansdown PLC	135,670	2,854,897
Hays PLC	722,542	1,637,461
Helical PLC	92,082	580,390
Hikma Pharmaceuticals PLC	72,462	2,388,485
Hill & Smith Holdings PLC	45,424	1,140,107
Hiscox Ltd.	150,073	1,707,440
Hochschild Mining PLC	174,816	341,163
HomeServe PLC	121,367	1,420,128
Howden Joinery Group PLC	244,900	3,082,861
HSBC Holdings PLC	8,166,073	49,201,992
Hunting PLC	140,068	324,723
Ibstock PLC(b)	163,345	446,125
IG Design Group PLC	54,323	187,346
IG Group Holdings PLC	150,410	1,633,370
IMI PLC	116,803	2,608,428
Imperial Brands PLC	380,087	8,020,281
Inchcape PLC	169,907	1,920,668
Indivior PLC(a)	341,557	1,136,809
Informa PLC(a)	619,360	4,406,089
IntegraFin Holdings PLC	149,569	1,169,987
InterContinental Hotels Group PLC(a)	74,282	5,203,240
Intermediate Capital Group PLC	115,434	3,462,438
Intertek Group PLC	65,658	4,396,979
Investec PLC	307,571	1,396,634
IP Group PLC	512,247	845,449
ITM Power PLC(a)(c)	200,867	1,343,258
ITV PLC(a)	1,517,784	2,233,872
IWG PLC(a)	337,494	1,431,440
J D Wetherspoon PLC(a)	43,971	617,135
J Sainsbury PLC	671,975	2,752,315
JD Sports Fashion PLC	240,376	3,582,776
JET2 PLC(a)	70,294	1,169,983
John Wood Group PLC(a)	290,334	846,626
Johnson Matthey PLC	76,991	2,877,579
Jupiter Fund Management PLC	195,682	670,222
Just Group PLC(a)	528,366	661,095
Kainos Group PLC	44,764	1,212,984
Keywords Studios PLC	37,864	1,469,581
Kingfisher PLC	865,922	3,974,228
Lancashire Holdings Ltd.	115,946	802,911
Land Securities Group PLC	281,471	2,644,273
Learning Technologies Group PLC	303,001	811,928

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Legal & General Group PLC	2,382,914	$9,397,695
Liontrust Asset Management PLC	39,372	1,174,640
Lloyds Banking Group PLC	28,327,546	19,386,827
London Stock Exchange Group PLC	131,340	12,785,128
LondonMetric Property PLC	427,889	1,530,363
M&G PLC	1,041,581	2,845,703
Man Group PLC	613,053	1,952,339
Marks & Spencer Group PLC(a)	814,018	2,046,234
Marshalls PLC	94,434	915,649
Marston’s PLC(a)	322,754	351,156
Mediclinic International PLC(a)	189,132	865,340
Meggitt PLC(a)	314,184	3,225,667
Melrose Industries PLC	1,808,801	3,902,569
Micro Focus International PLC	157,757	773,083
Mitchells & Butlers PLC(a)	132,475	459,048
Mitie Group PLC(a)	674,622	603,808
Mondi PLC	191,677	4,786,894
Moneysupermarket.com Group PLC	239,226	694,531
National Express Group PLC(a)	265,574	831,046
National Grid PLC	1,431,225	18,324,777
Natwest Group PLC	2,318,733	6,991,385
Network International Holdings PLC(a)(b)	208,250	921,122
Next PLC	55,367	6,034,417
Ninety One PLC	193,004	688,866
NMC Health PLC(a)(d)	42,009	1
Ocado Group PLC(a)	198,412	4,896,926
OSB Group PLC	241,834	1,671,359
Pagegroup PLC	156,272	1,420,071
Paragon Banking Group PLC	151,871	1,140,020
Pearson PLC	309,975	2,550,668
Penno Group PLC	114,043	1,819,049
Persimmon PLC	129,712	4,832,848
Petrofac Ltd.(a)	102,863	182,301
Petrofac Ltd.	25,715	5,103
Petropavlovsk PLC(a)	1,135,192	367,823
Pets at Home Group PLC	220,258	1,454,119
Phoenix Group Holdings PLC	261,059	2,343,925
Playtech PLC(a)	156,871	1,494,214
Plus500 Ltd.	41,691	750,565
Primary Health Properties PLC	547,319	1,149,499
Provident Financial PLC(a)	123,337	623,093
Prudential PLC	1,042,994	21,285,372
QinetiQ Group PLC	252,533	931,832
Quilter PLC(b)	712,536	1,517,081
Rathbone Brothers PLC	25,617	688,748
Reckitt Benckiser Group PLC	286,664	23,272,185
Redde Northgate PLC	140,419	764,839
Redrow PLC	121,817	1,072,566
RELX PLC	776,667	24,082,409
Renishaw PLC	17,079	1,175,187
Rentokil Initial PLC	742,250	5,974,328
Restaurant Group PLC (The)(a)	371,018	448,349
Rightmove PLC	345,164	3,262,685
Rolls-Royce Holdings PLC(a)	3,377,281	6,095,449
Rotork PLC	363,695	1,758,140
Royal Mail PLC	339,310	1,956,061
RWS Holdings PLC	128,351	1,092,573
S4 Capital PLC(a)	149,595	1,485,653
Safestore Holdings PLC	111,538	1,834,798
Sage Group PLC (The)	439,928	4,278,528
Security	Shares	Value

United Kingdom (continued)
Sanne Group PLC	90,298	1,117,140
Savills PLC	71,943	1,396,129
Schroders PLC	49,130	2,433,596
Segro PLC	476,162	8,415,946
Senior PLC(a)	256,119	561,520
Serco Group PLC	521,554	900,939
Severn Trent PLC	92,888	3,478,865
Shaftesbury PLC	91,793	783,466
Smart Metering Systems PLC	53,179	593,870
Smith & Nephew PLC	351,460	6,069,738
Smiths Group PLC	155,794	2,892,791
Softcat PLC	56,852	1,511,748
Spectris PLC	49,192	2,531,033
Spirax-Sarco Engineering PLC	29,327	6,260,418
Spire Healthcare Group PLC(a)(b)	263,417	847,174
Spirent Communications PLC	307,077	1,210,321
SSE PLC	418,287	9,419,653
SSP Group PLC(a)	318,261	1,121,259
St. James’s Place PLC	211,282	4,564,290
Stagecoach Group PLC(a)	228,974	249,593
Standard Chartered PLC	1,111,587	7,517,663
Synthomer PLC	171,615	1,189,585
Tate & Lyle PLC	191,435	1,698,209
Taylor Wimpey PLC	1,458,920	3,086,797
Telecom Plus PLC	40,017	683,471
Tesco PLC	3,110,671	11,485,426
TP ICAP Group PLC	328,179	697,498
Trainline PLC(a)(b)	219,435	951,376
Travis Perkins PLC	89,165	1,885,024
Tritax Big Box REIT PLC	776,439	2,389,440
Ultra Electronics Holdings PLC	32,874	1,456,700
Unilever PLC	1,052,577	56,356,950
UNITE Group PLC (The)	150,004	2,239,678
United Utilities Group PLC	275,486	3,915,521
Vesuvius PLC	101,565	654,866
Victoria PLC(a)	44,686	660,475
Victrex PLC	37,216	1,163,763
Virgin Money UK PLC(a)	581,783	1,616,372
Vistry Group PLC	97,338	1,629,993
Vodafone Group PLC	11,202,653	16,511,042
Weir Group PLC (The)	110,687	2,625,579
WH Smith PLC(a)	59,735	1,278,711
Whitbread PLC(a)	87,600	3,919,029
Wickes Group PLC	138,474	406,307
Workspace Group PLC	70,368	791,604
WPP PLC	501,452	7,248,374
		1,081,167,003
Total Common Stocks — 98.6%
(Cost: $4,637,207,895)	.	5,194,607,596

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	23,569	2,009,062
Fuchs Petrolub SE, Preference Shares, NVS	30,962	1,483,223
Henkel AG & Co. KGaA, Preference Shares, NVS	71,465	6,402,371
Jungheinrich AG, Preference Shares, NVS	23,417	1,187,536

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares		Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	61,253		$6,374,994
Sartorius AG, Preference Shares, NVS	11,149		7,221,625
Sixt SE, Preference Shares, NVS	6,575		651,446
Volkswagen AG, Preference Shares, NVS	75,807		17,013,472
			42,343,729
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	2,668,879		1,014,637

Total Preferred Stocks — 0.8%
(Cost: $39,241,113)	.		43,358,366

Rights

Germany — 0.0%
Vitesco Technologies Group AG (a)	0	(e)	12

Spain — 0.0%
Miquel y Costas & Miquel SA (Expires 11/01/21)(a)(d)	27,299		137,118

Total Rights — 0.0%
(Cost: $132,963)	.		137,130

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(f)(g)(h)	15,496,305		15,504,053
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	1,280,000	$1,280,000
		16,784,053
Total Short-Term Investments — 0.3%
(Cost: $16,775,077)		16,784,053

Total Investments in Securities — 99.7%
(Cost: $4,693,357,048)		5,254,887,145

Other Assets, Less Liabilities — 0.3%		14,699,728

Net Assets — 100.0%		$5,269,586,873

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than 1.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,362,834	$—		$(10,858,782	)(a)	$—	$1	$15,504,053	15,496,305	$181,165	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	640,000	640,000	(a)	—		—	—	1,280,000	1,280,000	8		—
						$—	$1	$16,784,053		$181,173		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	412	12/17/21	$20,201	$437,624

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
FTSE 100 Index	106	12/17/21	$10,478	$216,297
				$653,921

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$246,234,041	$4,948,373,554	$1	$5,194,607,596
Preferred Stocks	1,483,223	41,875,143	—	43,358,366
Rights	—	12	137,118	137,130
Money Market Funds.	16,784,053	—	—	16,784,053
	$264,501,317	$4,990,248,709	$137,119	$5,254,887,145
Derivative financial instruments(a)
Assets
Futures Contracts.	$—	$653,921	$—	$653,921

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt